PROJECT ASSETS	12 Months Ended
Dec. 31, 2024
PROJECT ASSETS
PROJECT ASSETS

5. PROJECT ASSETS

Project assets consist of the following:

	December 31,	December 31,
	2023	2024
Development costs, including acquisition and land	$651,920	$907,526
EPC and other construction costs	205,666	376,736
	$857,586	$1,284,262
Current portion	280,793	394,376
Non-current portion	$576,793	$889,886

The Company recorded impairment losses of $1,674, $16,239 and $33,052 on project assets for the years ended December 31, 2022, 2023 and 2024, respectively. Capitalized interest during development and construction was $26,439, $27,676 and $38,456 for the same periods, respectively.